Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Copyright [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years
Patent [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years
Trademarks [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years